EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.11%
34,083	Freeport-McMoRan Inc	$ 1,602,583
Communications — 26.75%
16,226	Airbnb Inc Class A(a)	2,676,641
497,430	Alphabet Inc Class C(a)	75,738,692
617,260	Amazon.com Inc(a)	111,341,359
20,685	Arista Networks Inc(a)	5,998,236
5,857	Booking Holdings Inc	21,248,493
68,900	CDW Corp	17,623,242
42,465	DoorDash Inc Class A(a)	5,848,280
18,565	FactSet Research Systems Inc	8,435,750
5,522	MercadoLibre Inc(a)	8,349,043
90,647	Meta Platforms Inc Class A	44,016,370
53,611	Motorola Solutions Inc	19,030,833
33,934	Netflix Inc(a)	20,609,136
12,435	Palo Alto Networks Inc(a)	3,533,157
119,148	Shopify Inc Class A(a)	9,194,651
15,666	Spotify Technology SA(a)	4,134,257
29,521	Trade Desk Inc Class A(a)	2,580,726
359,532	Uber Technologies Inc(a)	27,680,369
118,896	Walt Disney Co	14,548,115
		402,587,350
Consumer, Cyclical — 7.47%
1,919	AutoZone Inc(a)	6,048,016
3,296	Chipotle Mexican Grill Inc(a)	9,580,714
142,877	Copart Inc(a)	8,275,436
61,429	DR Horton Inc	10,108,142
17,921	Lowe's Cos Inc	4,565,017
36,397	Marriott International Inc Class A	9,183,327
15,396	O'Reilly Automotive Inc(a)	17,380,237
111,786	Ross Stores Inc	16,405,713
32,355	Starbucks Corp	2,956,923
36,869	Tesla Inc(a)	6,481,202
160,542	TJX Cos Inc	16,282,170
5,087	WW Grainger Inc	5,175,005
		112,441,902
Consumer, Non-Cyclical — 15.09%
5,797	Align Technology Inc(a)	1,900,950
22,110	Block Inc(a)	1,870,064
90,494	Celsius Holdings Inc(a)	7,503,763
141,562	Colgate-Palmolive Co	12,747,658
58,509	Danaher Corp	14,610,868
125,807	Edwards Lifesciences Corp(a)	12,022,117
91,188	Eli Lilly & Co	70,940,617
36,867	Exact Sciences Corp(a)	2,546,035
1,609	HCA Healthcare Inc	536,650
55,609	Intuitive Surgical Inc(a)	22,192,996
16,219	McKesson Corp	8,707,170
24,267	Monster Beverage Corp(a)	1,438,548
92,738	PepsiCo Inc	16,230,077
16,160	Quanta Services Inc	4,198,368
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,930	Regeneron Pharmaceuticals Inc(a)	$ 13,407,486
36,189	Thermo Fisher Scientific Inc	21,033,408
36,336	Vertex Pharmaceuticals Inc(a)	15,188,811
		227,075,586
Energy — 1.30%
6,755	Cheniere Energy Inc	1,089,447
30,247	ConocoPhillips	3,849,838
268,050	Schlumberger NV	14,691,820
		19,631,105
Financial — 8.49%
37,234	Blackstone Inc	4,891,431
127,662	Intercontinental Exchange Inc	17,544,589
37,391	KKR & Co Inc	3,760,787
113,157	Mastercard Inc Class A	54,493,017
124,656	Progressive Corp	25,781,353
76,311	Visa Inc Class A	21,296,873
		127,768,050
Industrial — 6.50%
262,216	Amphenol Corp Class A	30,246,615
4,272	Deere & Co	1,754,681
79,773	Eaton Corp PLC	24,943,422
28,759	Illinois Tool Works Inc	7,716,903
26,828	Jabil Inc	3,593,611
19,631	Rockwell Automation Inc	5,719,099
26,659	Trane Technologies PLC	8,003,032
8,370	TransDigm Group Inc	10,308,492
62,193	Veralto Corp	5,514,031
		97,799,886
Technology — 32.29%
51,235	Adobe Inc(a)	25,853,181
182,830	Advanced Micro Devices Inc(a)	32,998,986
306,673	Apple Inc	52,588,286
2,817	ASML Holding NV	2,733,814
15,719	Broadcom Inc	20,834,120
25,730	Cognizant Technology Solutions Corp Class A	1,885,752
6,785	HubSpot Inc(a)	4,251,209
40,303	Intuit Inc	26,196,950
8,743	Lam Research Corp	8,494,437
95,829	Microchip Technology Inc	8,596,820
322,849	Microsoft Corp	135,829,031
5,978	MongoDB Inc(a)	2,143,950
81,039	NVIDIA Corp	73,223,599
103,343	Oracle Corp	12,980,914
98,340	QUALCOMM Inc	16,648,962
109,046	Salesforce Inc	32,842,475
10,688	ServiceNow Inc(a)	8,148,531
16,134	Synopsys Inc(a)	9,220,581

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
45,708	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$ 6,218,573
15,945	Workday Inc Class A(a)	4,348,999
		486,039,170
TOTAL COMMON STOCK — 98.00% (Cost $991,611,972)		$1,474,945,632
TOTAL INVESTMENTS — 98.00% (Cost $991,611,972)		$1,474,945,632
OTHER ASSETS & LIABILITIES, NET — 2.00%		$30,175,486
TOTAL NET ASSETS — 100.00%		$1,505,121,118
(a)	Non-income producing security.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.79%
153,319	CF Industries Holdings Inc	$ 12,757,674
118,098	DuPont de Nemours Inc	9,054,573
66,201	Eastman Chemical Co	6,634,664
347,723	Freeport-McMoRan Inc	16,349,936
14,525	International Flavors & Fragrances Inc	1,249,005
215,568	International Paper Co	8,411,463
61,350	PPG Industries Inc	8,889,615
		63,346,930
Communications — 3.79%
57,407	AT&T Inc	1,010,363
25,043	Charter Communications Inc Class A(a)	7,278,247
26,542	Cisco Systems Inc	1,324,711
210,911	Comcast Corp Class A	9,142,992
595,875	News Corp Class A	15,600,008
51,926	News Corp Class B	1,405,118
78,407	T-Mobile US Inc	12,797,591
96,388	Verizon Communications Inc	4,044,440
87,629	Walt Disney Co	10,722,284
		63,325,754
Consumer, Cyclical — 9.33%
9,220	Best Buy Co Inc	756,317
78,942	BJ's Wholesale Club Holdings Inc(a)	5,971,962
14,336	Cummins Inc	4,224,102
12,971	Dollar General Corp	2,024,254
397,964	General Motors Co	18,047,667
52,920	Hilton Worldwide Holdings Inc	11,288,366
115,843	Kohl's Corp	3,376,824
158,499	Las Vegas Sands Corp	8,194,398
186,657	Mattel Inc(a)	3,697,675
8,593	O'Reilly Automotive Inc(a)	9,700,466
232,814	PulteGroup Inc	28,082,025
475,898	Southwest Airlines Co	13,891,463
68,424	Target Corp	12,125,417
22,054	TJX Cos Inc	2,236,717
533,680	Walmart Inc	32,111,525
		155,729,178
Consumer, Non-Cyclical — 23.75%
93,208	AbbVie Inc	16,973,177
260,333	AstraZeneca PLC Sponsored ADR	17,637,561
51,799	Becton Dickinson & Co	12,817,662
10,044	Biogen Inc(a)	2,165,788
145,834	Boston Scientific Corp(a)	9,988,171
56,000	Bristol-Myers Squibb Co	3,036,880
10,161	Cardinal Health Inc	1,137,016
19,878	Centene Corp(a)	1,560,025
69,745	Cigna Group	25,330,686
357,365	Coca-Cola Co	21,863,590
58,247	Colgate-Palmolive Co	5,245,142
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
286,956	Conagra Brands Inc	$ 8,505,376
2,254	Constellation Brands Inc Class A	612,547
230,695	Corteva Inc	13,304,181
107,361	CVS Health Corp	8,563,113
36,299	Elevance Health Inc	18,822,483
32,818	GE HealthCare Technologies Inc	2,983,485
1,606	Humana Inc	556,832
51,847	Johnson & Johnson	8,201,677
567,788	Kenvue Inc	12,184,731
81,486	Kimberly-Clark Corp	10,540,214
38,373	McKesson Corp	20,600,545
76,774	Medtronic PLC	6,690,854
190,104	Merck & Co Inc	25,084,223
10,104	Mondelez International Inc Class A	707,280
166,654	Pfizer Inc	4,624,649
251,695	Philip Morris International Inc	23,060,296
127,038	Procter & Gamble Co	20,611,915
21,708	Regeneron Pharmaceuticals Inc(a)	20,893,733
12,716	Sanofi ADR	617,998
124,363	Sanofi SA	12,098,630
28,123	Thermo Fisher Scientific Inc	16,345,369
110,667	Tyson Foods Inc Class A	6,499,473
14,991	United Rentals Inc	10,810,160
17,958	UnitedHealth Group Inc	8,883,822
454,464	Viatris Inc	5,426,300
87,285	Zimmer Biomet Holdings Inc	11,519,874
		396,505,458
Energy — 8.27%
42,800	Baker Hughes Co	1,433,800
8,607	Chevron Corp	1,357,668
141,203	ConocoPhillips	17,972,318
115,122	Enbridge Inc	4,165,115
39,812	EOG Resources Inc	5,089,566
130,096	EQT Corp	4,822,659
362,348	Exxon Mobil Corp	42,119,331
34,776	Hess Corp	5,308,209
385,846	Shell PLC(a)	12,799,721
130,201	Suncor Energy Inc	4,805,719
54,951	TC Energy Corp(b)	2,208,506
241,441	TotalEnergies SE	16,608,632
42,185	TotalEnergies SE Sponsored ADR(b)	2,903,595
74,613	Valero Energy Corp	12,735,693
95,260	Williams Cos Inc	3,712,282
		138,042,814
Financial — 22.76%
402,711	American International Group Inc	31,479,919
24,897	American Tower Corp REIT	4,919,398
122,032	Apollo Global Management Inc	13,722,498
308,789	AXA SA	11,596,853

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
733,271	Bank of America Corp	$ 27,805,637
24,231	Bank of New York Mellon Corp	1,396,190
76,110	Capital One Financial Corp	11,332,018
389,311	Charles Schwab Corp	28,162,758
63,464	Chubb Ltd	16,445,426
546,401	Citigroup Inc	34,554,399
330,198	Equitable Holdings Inc	12,550,826
159,914	Equity Residential REIT	10,092,172
260,187	Fifth Third Bancorp	9,681,558
173,374	Gaming & Leisure Properties Inc REIT	7,987,340
51,799	Goldman Sachs Group Inc	21,635,924
98,995	Hartford Financial Services Group Inc	10,201,435
556,202	Huntington Bancshares Inc	7,759,018
102,861	JPMorgan Chase & Co	20,603,059
100,438	Loews Corp	7,863,291
158,435	MetLife Inc	11,741,618
28,895	Morgan Stanley	2,720,753
86,784	PNC Financial Services Group Inc	14,024,295
178,871	Rayonier Inc REIT	5,945,672
36,800	Rexford Industrial Realty Inc REIT	1,851,040
59,806	State Street Corp	4,624,200
169,946	US Bancorp	7,596,586
240,072	Vornado Realty Trust REIT	6,906,871
384,695	Wells Fargo & Co	22,296,922
348,174	Weyerhaeuser Co REIT	12,502,928
		380,000,604
Industrial — 11.61%
20,431	3M Co	2,167,116
93,564	Ball Corp	6,302,471
49,786	Boeing Co(a)	9,608,200
157,474	CRH PLC	13,583,707
62,170	FedEx Corp	18,013,136
5,363	Flowserve Corp	244,982
105,620	General Electric Co	18,539,478
56,997	Honeywell International Inc	11,698,634
149,606	Ingersoll Rand Inc	14,205,090
136,284	Johnson Controls International PLC	8,902,071
60,348	L3Harris Technologies Inc	12,860,159
22,897	Norfolk Southern Corp	5,835,758
28,181	Northrop Grumman Corp	13,489,118
131,957	RTX Corp	12,869,766
50,387	Siemens AG(a)	9,620,868
111,041	Stanley Black & Decker Inc	10,874,245
39,369	Stericycle Inc(a)	2,076,715
29,920	TE Connectivity Ltd	4,345,581
13,654	Union Pacific Corp	3,357,928
48,067	United Parcel Service Inc Class B	7,144,198
13,144	Veralto Corp	1,165,347
155,213	Vontier Corp	7,040,462
		193,945,030
Shares		Fair Value
Technology — 9.14%
10,228	Accenture PLC Class A	$ 3,545,127
3,269	Advanced Micro Devices Inc(a)	590,022
47,019	Applied Materials Inc	9,696,728
55,917	Fiserv Inc(a)	8,936,655
57,800	Intel Corp	2,553,026
91,749	Microsoft Corp	38,600,639
32,893	NXP Semiconductors NV	8,149,899
177,028	Oracle Corp	22,236,487
261,962	QUALCOMM Inc	44,350,167
128,705	Samsung Electronics Co Ltd	7,734,850
35,507	Texas Instruments Inc	6,185,674
		152,579,274
Utilities — 5.52%
194,675	Ameren Corp	14,398,163
74,332	Constellation Energy Corp	13,740,270
182,486	Dominion Energy Inc	8,976,486
200,266	Exelon Corp	7,523,994
84,423	NextEra Energy Inc	5,395,474
43,254	NiSource Inc	1,196,406
257,936	NRG Energy Inc	17,459,688
62,533	PG&E Corp	1,048,053
72,435	Sempra	5,203,006
239,707	Southern Co	17,196,580
		92,138,120
TOTAL COMMON STOCK — 97.96% (Cost $1,215,459,181)		$1,635,613,162
CONVERTIBLE PREFERRED STOCK
Utilities — 0.07%
29,238	NextEra Energy Inc 6.93%(b)	1,153,732
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $1,425,353)		$1,153,732
PREFERRED STOCK
Consumer, Cyclical — 0.54%
48,200	Dr Ing hc F Porsche AG(c)	4,793,885
32,490	Volkswagen AG	4,308,969
TOTAL PREFERRED STOCK — 0.54% (Cost $9,766,352)		$9,102,854

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.38%
$1,572,696	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $1,572,696 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	$ 1,572,696
1,572,696	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $1,572,696 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	1,572,696
1,572,695	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $1,572,695 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	1,572,695
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,572,695	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $138,121,675 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $1,572,695 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(d)	$ 1,572,695
TOTAL SHORT TERM INVESTMENTS — 0.38% (Cost $6,290,782)		$6,290,782
TOTAL INVESTMENTS — 98.95% (Cost $1,232,941,668)		$1,652,160,530
OTHER ASSETS & LIABILITIES, NET — 1.05%		$17,520,642
TOTAL NET ASSETS — 100.00%		$1,669,681,172

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	2,071,708	EUR	1,901,300	06/20/2024	$13,538
BB	USD	3,283,913	GBP	2,586,200	06/20/2024	18,510
CGM	USD	2,622,824	EUR	2,407,300	06/20/2024	16,906
CGM	USD	6,732,661	GBP	5,302,500	06/20/2024	37,589
GS	USD	2,808,046	GBP	2,211,600	06/20/2024	15,624
HSB	USD	10,042,360	EUR	9,213,800	06/20/2024	68,361
MS	USD	4,097,107	EUR	3,758,900	06/20/2024	28,073
MS	USD	2,564,572	GBP	2,019,200	06/20/2024	15,078
SSB	USD	2,405,345	EUR	2,207,800	06/20/2024	15,387
SSB	USD	6,639,097	GBP	5,228,500	06/20/2024	37,459
TD	USD	2,422,637	EUR	2,223,400	06/20/2024	15,792
UBS	USD	6,271,148	EUR	5,755,300	06/20/2024	40,997
					Net Appreciation	$323,314
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.88%
25,328	Air Products & Chemicals Inc	$ 6,136,215
12,254	Albemarle Corp	1,614,342
10,515	Celanese Corp	1,807,108
20,598	CF Industries Holdings Inc	1,713,960
74,792	Dow Inc	4,332,702
48,462	DuPont de Nemours Inc	3,715,582
13,146	Eastman Chemical Co	1,317,492
27,219	Ecolab Inc	6,284,867
12,466	FMC Corp	794,084
152,507	Freeport-McMoRan Inc	7,170,879
27,496	International Flavors & Fragrances Inc	2,364,381
37,881	International Paper Co	1,478,117
53,499	Linde PLC	24,840,656
27,398	LyondellBasell Industries NV Class A	2,802,267
36,208	Mosaic Co	1,175,312
122,504	Newmont Corp	4,390,543
26,458	Nucor Corp	5,236,038
25,325	PPG Industries Inc	3,669,592
26,606	Sherwin-Williams Co	9,241,062
16,391	Steel Dynamics Inc	2,429,638
		92,514,837
Communications — 14.32%
48,575	Airbnb Inc Class A(a)	8,012,932
642,278	Alphabet Inc Class A(a)	96,939,017
537,400	Alphabet Inc Class C(a)	81,824,523
995,266	Amazon.com Inc(a)	179,526,078
26,676	Arista Networks Inc(a)	7,735,507
760,494	AT&T Inc	13,384,694
3,797	Booking Holdings Inc	13,775,060
14,459	CDW Corp	3,698,323
10,901	Charter Communications Inc Class A(a)	3,168,158
442,926	Cisco Systems Inc	22,106,437
439,109	Comcast Corp Class A	19,035,375
80,165	Corning Inc	2,642,238
55,710	eBay Inc	2,940,374
13,758	Etsy Inc(a)	945,450
14,407	Expedia Group Inc(a)	1,984,564
6,359	F5 Inc(a)	1,205,603
4,056	FactSet Research Systems Inc	1,843,006
27,654	Fox Corp Class A	864,741
13,257	Fox Corp Class B	379,415
60,819	Gen Digital Inc	1,362,346
40,592	Interpublic Group of Cos Inc	1,324,517
34,679	Juniper Networks Inc	1,285,204
29,322	Match Group Inc(a)	1,063,802
239,748	Meta Platforms Inc Class A	116,416,836
17,843	Motorola Solutions Inc	6,333,908
47,140	Netflix Inc(a)	28,629,536
41,282	News Corp Class A	1,080,763
12,161	News Corp Class B	329,077
20,667	Omnicom Group Inc	1,999,739
34,174	Palo Alto Networks Inc(a)	9,709,858
Shares		Fair Value
Communications — (continued)
48,487	Paramount Global Class B	$ 570,692
55,065	T-Mobile US Inc	8,987,709
227,977	Uber Technologies Inc(a)	17,551,950
9,639	VeriSign Inc(a)	1,826,687
459,717	Verizon Communications Inc	19,289,725
200,085	Walt Disney Co	24,482,401
232,145	Warner Bros Discovery Inc(a)	2,026,626
		706,282,871
Consumer, Cyclical — 8.18%
70,217	American Airlines Group Inc(a)	1,077,831
29,534	Aptiv PLC(a)	2,352,383
1,932	AutoZone Inc(a)	6,088,988
25,776	Bath & Body Works Inc	1,289,315
20,090	Best Buy Co Inc	1,647,983
26,197	BorgWarner Inc	910,084
22,832	Caesars Entertainment Inc(a)	998,672
16,881	CarMax Inc(a)	1,470,504
108,553	Carnival Corp(a)	1,773,756
2,935	Chipotle Mexican Grill Inc(a)	8,531,370
92,707	Copart Inc(a)	5,369,589
48,414	Costco Wholesale Corp	35,469,549
15,263	Cummins Inc	4,497,243
13,044	Darden Restaurants Inc	2,180,305
2,712	Deckers Outdoor Corp(a)	2,552,697
68,675	Delta Air Lines Inc	3,287,472
23,278	Dollar General Corp	3,632,765
22,052	Dollar Tree Inc(a)	2,936,224
3,791	Domino's Pizza Inc	1,883,672
32,635	DR Horton Inc	5,370,089
60,778	Fastenal Co	4,688,415
420,146	Ford Motor Co	5,579,539
126,489	General Motors Co	5,736,276
14,708	Genuine Parts Co	2,278,710
14,190	Hasbro Inc	802,019
27,897	Hilton Worldwide Holdings Inc	5,950,709
109,357	Home Depot Inc	41,949,345
43,855	Las Vegas Sands Corp	2,267,303
27,153	Lennar Corp Class A	4,669,773
15,452	Live Nation Entertainment Inc(a)	1,634,358
27,499	LKQ Corp	1,468,722
62,335	Lowe's Cos Inc	15,878,594
12,410	Lululemon Athletica Inc(a)	4,847,967
26,649	Marriott International Inc Class A	6,723,809
79,732	McDonald's Corp	22,480,438
28,886	MGM Resorts International(a)	1,363,708
134,689	NIKE Inc Class B	12,658,072
46,965	Norwegian Cruise Line Holdings Ltd(a)	982,977
349	NVR Inc(a)	2,826,886
6,425	O'Reilly Automotive Inc(a)	7,253,054
55,679	PACCAR Inc	6,898,071
4,202	Pool Corp	1,695,507
23,109	PulteGroup Inc	2,787,408

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,214	Ralph Lauren Corp	$ 791,221
35,890	Ross Stores Inc	5,267,216
24,655	Royal Caribbean Cruises Ltd(a)	3,427,291
65,335	Southwest Airlines Co	1,907,129
126,569	Starbucks Corp	11,567,141
23,167	Tapestry Inc	1,099,969
52,309	Target Corp	9,269,678
302,424	Tesla Inc(a)	53,163,115
122,253	TJX Cos Inc	12,398,899
11,638	Tractor Supply Co	3,045,897
5,304	Ulta Beauty Inc(a)	2,773,356
35,294	United Airlines Holdings Inc(a)	1,689,877
37,985	VF Corp	582,690
75,048	Walgreens Boots Alliance Inc	1,627,791
467,970	Walmart Inc	28,157,755
4,770	WW Grainger Inc	4,852,521
10,107	Wynn Resorts Ltd	1,033,239
29,616	Yum! Brands Inc	4,106,258
		403,503,194
Consumer, Non-Cyclical — 17.97%
189,762	Abbott Laboratories	21,568,349
193,062	AbbVie Inc	35,156,590
31,053	Agilent Technologies Inc	4,518,522
7,580	Align Technology Inc(a)	2,485,634
188,779	Altria Group Inc	8,234,540
58,522	Amgen Inc	16,638,975
57,591	Archer-Daniels-Midland Co	3,617,291
45,696	Automatic Data Processing Inc	11,412,119
8,582	Avery Dennison Corp	1,915,931
52,979	Baxter International Inc	2,264,322
30,862	Becton Dickinson & Co	7,636,802
15,268	Biogen Inc(a)	3,292,239
2,155	Bio-Rad Laboratories Inc Class A(a)	745,350
16,793	Bio-Techne Corp	1,182,059
155,761	Boston Scientific Corp(a)	10,668,071
222,234	Bristol-Myers Squibb Co	12,051,750
19,696	Brown-Forman Corp Class B	1,016,708
16,243	Bunge Global SA	1,665,232
22,002	Campbell Soup Co	977,989
26,953	Cardinal Health Inc	3,016,041
19,653	Catalent Inc(a)	1,109,412
17,905	Cencora Inc	4,350,736
57,602	Centene Corp(a)	4,520,605
5,367	Charles River Laboratories International Inc(a)	1,454,189
25,694	Church & Dwight Co Inc	2,680,141
31,485	Cigna Group	11,435,037
9,211	Cintas Corp	6,328,233
13,418	Clorox Co	2,054,430
425,488	Coca-Cola Co	26,031,356
87,942	Colgate-Palmolive Co	7,919,177
51,477	Conagra Brands Inc	1,525,778
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,689	Constellation Brands Inc Class A	$ 5,078,923
7,891	Corpay Inc(a)	2,434,689
74,828	Corteva Inc	4,315,331
43,910	CoStar Group Inc(a)	4,241,706
136,632	CVS Health Corp	10,897,768
72,777	Danaher Corp	18,173,872
5,903	DaVita Inc(a)	814,909
21,673	DENTSPLY SIRONA Inc	719,327
40,952	Dexcom Inc(a)	5,680,042
65,011	Edwards Lifesciences Corp(a)	6,212,451
26,008	Elevance Health Inc	13,486,188
87,197	Eli Lilly & Co	67,835,779
13,289	Equifax Inc	3,555,073
24,747	Estee Lauder Cos Inc Class A	3,814,750
8,466	Gartner Inc(a)	4,035,488
40,938	GE HealthCare Technologies Inc	3,721,674
62,251	General Mills Inc	4,355,702
137,654	Gilead Sciences Inc	10,083,155
27,533	Global Payments Inc	3,680,061
21,414	HCA Healthcare Inc	7,142,211
14,050	Henry Schein Inc(a)	1,061,056
15,787	Hershey Co	3,070,571
25,578	Hologic Inc(a)	1,994,061
30,449	Hormel Foods Corp	1,062,366
13,181	Humana Inc	4,570,116
8,890	IDEXX Laboratories Inc(a)	4,799,978
17,153	Illumina Inc(a)	2,355,450
20,096	Incyte Corp(a)	1,144,869
7,417	Insulet Corp(a)	1,271,274
38,563	Intuitive Surgical Inc(a)	15,390,108
19,480	IQVIA Holdings Inc(a)	4,926,297
11,507	J M Smucker Co	1,448,386
263,235	Johnson & Johnson	41,641,144
27,528	Kellanova	1,577,079
185,197	Kenvue Inc	3,974,328
106,338	Keurig Dr Pepper Inc	3,261,386
36,204	Kimberly-Clark Corp	4,682,987
86,234	Kraft Heinz Co	3,182,035
69,319	Kroger Co	3,960,195
9,284	Laboratory Corp of America Holdings	2,028,183
15,480	Lamb Weston Holdings Inc	1,649,084
4,067	MarketAxess Holdings Inc	891,690
27,108	McCormick & Co Inc	2,082,165
14,350	McKesson Corp	7,703,798
146,716	Medtronic PLC	12,786,299
277,094	Merck & Co Inc	36,562,553
35,849	Moderna Inc(a)	3,820,070
6,201	Molina Healthcare Inc(a)	2,547,557
19,787	Molson Coors Beverage Co Class B	1,330,676
150,767	Mondelez International Inc Class A	10,553,690
79,476	Monster Beverage Corp(a)	4,711,337
16,787	Moody's Corp	6,597,795
120,609	PayPal Holdings Inc(a)	8,079,597

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
150,341	PepsiCo Inc	$ 26,311,179
617,434	Pfizer Inc	17,133,793
169,867	Philip Morris International Inc	15,563,215
257,724	Procter & Gamble Co	41,815,720
15,709	Quanta Services Inc	4,081,198
11,720	Quest Diagnostics Inc	1,560,049
11,829	Regeneron Pharmaceuticals Inc(a)	11,385,294
15,626	ResMed Inc	3,094,417
13,657	Revvity Inc	1,433,985
11,625	Robert Half Inc	921,630
30,346	Rollins Inc	1,404,109
35,619	S&P Global Inc	15,154,103
10,591	STERIS PLC	2,381,069
37,357	Stryker Corp	13,368,949
53,377	Sysco Corp	4,333,145
5,090	Teleflex Inc	1,151,205
21,508	The Cooper Cos Inc	2,182,202
42,249	Thermo Fisher Scientific Inc	24,555,542
31,086	Tyson Foods Inc Class A	1,825,681
7,343	United Rentals Inc	5,295,111
101,140	UnitedHealth Group Inc	50,033,958
6,395	Universal Health Services Inc Class B	1,166,832
15,427	Verisk Analytics Inc	3,636,607
28,474	Vertex Pharmaceuticals Inc(a)	11,902,417
130,320	Viatris Inc	1,556,021
6,400	Waters Corp(a)	2,203,072
7,995	West Pharmaceutical Services Inc	3,163,701
22,017	Zimmer Biomet Holdings Inc	2,905,804
48,967	Zoetis Inc	8,285,706
		886,276,601
Energy — 3.92%
33,549	APA Corp	1,153,415
106,683	Baker Hughes Co	3,573,880
188,049	Chevron Corp	29,662,849
131,512	ConocoPhillips	16,738,847
80,929	Coterra Energy Inc	2,256,301
69,110	Devon Energy Corp	3,467,940
18,706	Diamondback Energy Inc	3,706,968
14,249	Enphase Energy Inc(a)	1,723,844
61,940	EOG Resources Inc	7,918,410
50,291	EQT Corp	1,864,287
433,295	Exxon Mobil Corp	50,366,211
11,448	First Solar Inc(a)	1,932,422
94,751	Halliburton Co	3,735,084
29,545	Hess Corp	4,509,749
206,932	Kinder Morgan Inc	3,795,133
63,248	Marathon Oil Corp	1,792,448
42,534	Marathon Petroleum Corp	8,570,601
69,831	Occidental Petroleum Corp	4,538,317
62,309	ONEOK Inc	4,995,313
47,368	Phillips 66	7,737,089
24,800	Pioneer Natural Resources Co	6,510,000
Shares		Fair Value
Energy — (continued)
160,264	Schlumberger NV	$ 8,784,070
23,464	Targa Resources Corp	2,627,733
37,675	Valero Energy Corp	6,430,746
130,766	Williams Cos Inc	5,095,951
		193,487,608
Financial — 13.73%
58,009	Aflac Inc	4,980,653
16,262	Alexandria Real Estate Equities Inc REIT	2,096,334
28,047	Allstate Corp	4,852,411
61,891	American Express Co	14,091,962
75,731	American International Group Inc	5,919,892
51,752	American Tower Corp REIT	10,225,678
10,978	Ameriprise Financial Inc	4,813,194
21,581	Aon PLC Class A	7,202,011
40,100	Arch Capital Group Ltd(a)	3,706,844
22,926	Arthur J Gallagher & Co	5,732,417
5,812	Assurant Inc	1,094,051
14,910	AvalonBay Communities Inc REIT	2,766,700
752,868	Bank of America Corp	28,548,755
83,435	Bank of New York Mellon Corp	4,807,525
198,690	Berkshire Hathaway Inc Class B(a)	83,553,119
15,485	BlackRock Inc	12,909,845
79,269	Blackstone Inc	10,413,569
15,639	Boston Properties Inc REIT	1,021,383
24,582	Brown & Brown Inc	2,151,908
10,842	Camden Property Trust REIT	1,066,853
40,966	Capital One Financial Corp	6,099,428
11,267	Cboe Global Markets Inc	2,070,086
32,815	CBRE Group Inc Class A(a)	3,190,931
165,213	Charles Schwab Corp	11,951,508
43,694	Chubb Ltd	11,322,426
16,764	Cincinnati Financial Corp	2,081,586
213,481	Citigroup Inc	13,500,539
49,438	Citizens Financial Group Inc	1,794,105
38,269	CME Group Inc	8,238,933
13,724	Comerica Inc	754,683
46,480	Crown Castle Inc REIT	4,918,978
32,531	Digital Realty Trust Inc REIT	4,685,765
26,101	Discover Financial Services	3,421,580
10,510	Equinix Inc REIT	8,674,218
36,197	Equity Residential REIT	2,284,393
6,645	Essex Property Trust Inc REIT	1,626,762
4,720	Everest Group Ltd	1,876,200
22,230	Extra Space Storage Inc REIT	3,267,810
8,188	Federal Realty Investment Trust REIT	836,159
71,105	Fifth Third Bancorp	2,645,817
31,376	Franklin Resources Inc	881,979
9,560	Globe Life Inc	1,112,497
35,070	Goldman Sachs Group Inc	14,648,389

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
32,601	Hartford Financial Services Group Inc	$ 3,359,533
58,335	Healthpeak Properties Inc REIT	1,093,781
75,476	Host Hotels & Resorts Inc REIT	1,560,844
154,626	Huntington Bancshares Inc	2,157,033
60,885	Intercontinental Exchange Inc	8,367,426
50,375	Invesco Ltd	835,721
62,223	Invitation Homes Inc REIT	2,215,761
30,763	Iron Mountain Inc REIT	2,467,500
316,131	JPMorgan Chase & Co	63,321,040
99,275	KeyCorp	1,569,538
87,844	Kimco Realty Corp REIT	1,722,621
19,904	Loews Corp	1,558,284
17,628	M&T Bank Corp	2,563,816
54,767	Marsh & McLennan Cos Inc	11,280,907
90,551	Mastercard Inc Class A	43,606,645
66,654	MetLife Inc	4,939,728
12,283	Mid-America Apartment Communities Inc REIT	1,616,197
135,723	Morgan Stanley	12,779,678
44,852	Nasdaq Inc	2,830,161
22,232	Northern Trust Corp	1,976,869
42,596	PNC Financial Services Group Inc	6,883,514
23,323	Principal Financial Group Inc	2,013,008
64,862	Progressive Corp	13,414,759
101,771	Prologis Inc REIT	13,252,620
38,337	Prudential Financial Inc	4,500,764
16,922	Public Storage REIT	4,908,395
20,001	Raymond James Financial Inc	2,568,528
88,998	Realty Income Corp REIT	4,814,792
17,906	Regency Centers Corp REIT	1,084,387
98,421	Regions Financial Corp	2,070,778
11,409	SBA Communications Corp REIT	2,472,330
34,805	Simon Property Group Inc REIT	5,446,634
34,008	State Street Corp	2,629,499
44,322	Synchrony Financial	1,911,165
23,630	T Rowe Price Group Inc	2,880,970
24,433	Travelers Cos Inc	5,623,011
143,242	Truist Financial Corp	5,583,573
32,813	UDR Inc REIT	1,227,534
165,626	US Bancorp	7,403,482
43,133	Ventas Inc REIT	1,878,011
121,769	VICI Properties Inc REIT	3,627,498
172,537	Visa Inc Class A	48,151,626
21,359	W R Berkley Corp	1,888,990
398,709	Wells Fargo & Co	23,109,174
63,295	Welltower Inc REIT	5,914,285
77,412	Weyerhaeuser Co REIT	2,779,865
11,150	Willis Towers Watson PLC	3,066,239
		676,768,390
Shares		Fair Value
Industrial — 7.42%
62,864	3M Co	$ 6,667,984
12,736	A O Smith Corp	1,139,363
9,404	Allegion PLC	1,266,813
156,582	Amcor PLC	1,489,095
24,319	AMETEK Inc	4,447,945
63,450	Amphenol Corp Class A	7,318,958
7,464	Axon Enterprise Inc(a)	2,335,336
34,144	Ball Corp	2,299,940
62,917	Boeing Co(a)	12,142,352
14,359	Builders FirstSource Inc(a)	2,994,570
89,356	Carrier Global Corp	5,194,264
56,573	Caterpillar Inc	20,730,045
12,584	CH Robinson Worldwide Inc	958,146
213,429	CSX Corp	7,911,813
29,006	Deere & Co	11,913,924
15,115	Dover Corp	2,678,227
44,735	Eaton Corp PLC	13,987,740
60,808	Emerson Electric Co	6,896,843
15,669	Expeditors International of Washington Inc	1,904,880
24,615	FedEx Corp	7,131,950
36,760	Fortive Corp	3,162,095
16,488	Garmin Ltd	2,454,569
6,332	Generac Holdings Inc(a)	798,719
24,108	General Dynamics Corp	6,810,269
120,058	General Electric Co	21,073,781
72,835	Honeywell International Inc	14,949,384
41,764	Howmet Aerospace Inc	2,857,911
5,766	Hubbell Inc	2,393,178
4,307	Huntington Ingalls Industries Inc	1,255,361
7,932	IDEX Corp	1,935,567
29,273	Illinois Tool Works Inc	7,854,824
43,631	Ingersoll Rand Inc	4,142,764
14,541	Jabil Inc	1,947,767
13,149	Jacobs Solutions Inc	2,021,396
8,801	JB Hunt Transport Services Inc	1,753,599
72,370	Johnson Controls International PLC	4,727,208
18,833	Keysight Technologies Inc(a)	2,945,105
20,119	L3Harris Technologies Inc	4,287,359
23,842	Lockheed Martin Corp	10,845,011
6,669	Martin Marietta Materials Inc	4,094,366
23,688	Masco Corp	1,868,509
2,287	Mettler-Toledo International Inc(a)	3,044,660
6,045	Mohawk Industries Inc(a)	791,230
5,687	Nordson Corp	1,561,309
24,291	Norfolk Southern Corp	6,191,047
16,059	Northrop Grumman Corp	7,686,801
19,214	Old Dominion Freight Line Inc	4,213,822
43,800	Otis Worldwide Corp	4,348,026
9,403	Packaging Corp of America	1,784,501
14,594	Parker-Hannifin Corp	8,111,199
17,330	Pentair PLC	1,480,675
21,872	Republic Services Inc	4,187,176
12,127	Rockwell Automation Inc	3,532,959

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
144,403	RTX Corp	$ 14,083,625
5,695	Snap-on Inc	1,686,973
16,610	Stanley Black & Decker Inc	1,626,617
33,396	TE Connectivity Ltd	4,850,435
5,005	Teledyne Technologies Inc(a)	2,148,747
20,683	Textron Inc	1,984,120
24,296	Trane Technologies PLC	7,293,659
6,289	TransDigm Group Inc	7,745,532
25,978	Trimble Inc(a)	1,671,944
67,563	Union Pacific Corp	16,615,769
80,453	United Parcel Service Inc Class B	11,957,729
23,117	Veralto Corp	2,049,553
14,346	Vulcan Materials Co	3,915,310
39,211	Waste Management Inc	8,357,825
19,106	Westinghouse Air Brake Technologies Corp	2,783,362
26,826	Westrock Co	1,326,546
25,272	Xylem Inc	3,266,153
		365,886,234
Technology — 27.78%
68,630	Accenture PLC Class A	23,787,844
49,787	Adobe Inc(a)	25,122,520
176,674	Advanced Micro Devices Inc(a)	31,887,891
15,997	Akamai Technologies Inc(a)	1,739,834
53,340	Analog Devices Inc	10,550,119
9,064	ANSYS Inc(a)	3,146,658
1,581,424	Apple Inc	271,182,587
92,082	Applied Materials Inc	18,990,071
22,877	Autodesk Inc(a)	5,957,628
47,999	Broadcom Inc	63,618,355
12,335	Broadridge Financial Solutions Inc	2,526,948
30,494	Cadence Design Systems Inc(a)	9,492,172
53,135	Cognizant Technology Solutions Corp Class A	3,894,264
16,788	Dayforce Inc(a)	1,111,534
26,226	Electronic Arts Inc	3,479,403
6,132	EPAM Systems Inc(a)	1,693,413
2,612	Fair Isaac Corp(a)	3,263,981
63,026	Fidelity National Information Services Inc	4,675,269
64,850	Fiserv Inc(a)	10,364,327
68,732	Fortinet Inc(a)	4,695,083
134,866	Hewlett Packard Enterprise Co	2,391,174
92,089	HP Inc	2,782,930
461,018	Intel Corp	20,363,166
99,849	International Business Machines Corp	19,067,165
30,646	Intuit Inc	19,919,900
7,718	Jack Henry & Associates Inc	1,340,848
14,543	KLA Corp	10,159,304
14,179	Lam Research Corp	13,775,891
14,629	Leidos Holdings Inc	1,917,716
58,458	Microchip Technology Inc	5,244,267
Shares		Fair Value
Technology — (continued)
121,715	Micron Technology Inc	$ 14,348,981
809,707	Microsoft Corp	340,659,934
5,007	Monolithic Power Systems Inc	3,391,842
8,413	MSCI Inc	4,715,066
22,022	NetApp Inc	2,311,649
269,194	NVIDIA Corp	243,232,930
27,465	NXP Semiconductors NV	6,805,003
46,505	ON Semiconductor Corp(a)	3,420,443
173,739	Oracle Corp	21,823,356
34,135	Paychex Inc	4,191,778
5,143	Paycom Software Inc	1,023,509
12,488	PTC Inc(a)	2,359,483
10,802	Qorvo Inc(a)	1,240,394
121,753	QUALCOMM Inc	20,612,783
11,351	Roper Technologies Inc	6,366,095
106,397	Salesforce Inc	32,044,648
20,182	Seagate Technology Holdings PLC	1,877,935
22,416	ServiceNow Inc(a)	17,089,958
16,976	Skyworks Solutions Inc	1,838,840
5,301	Super Micro Computer Inc(a)	5,354,169
16,186	Synopsys Inc(a)	9,250,299
16,801	Take-Two Interactive Software Inc(a)	2,494,781
16,424	Teradyne Inc	1,853,120
99,311	Texas Instruments Inc	17,300,969
4,393	Tyler Technologies Inc(a)	1,867,069
34,260	Western Digital Corp(a)	2,337,902
5,479	Zebra Technologies Corp Class A(a)	1,651,590
		1,369,606,788
Utilities — 2.15%
72,957	AES Corp	1,308,119
27,164	Alliant Energy Corp	1,369,066
28,102	Ameren Corp	2,078,424
60,829	American Electric Power Co Inc	5,237,377
20,555	American Water Works Co Inc	2,512,026
15,790	Atmos Energy Corp	1,876,957
68,102	CenterPoint Energy Inc	1,940,226
31,704	CMS Energy Corp	1,913,019
37,130	Consolidated Edison Inc	3,371,775
33,917	Constellation Energy Corp	6,269,558
88,405	Dominion Energy Inc	4,348,642
21,640	DTE Energy Co	2,426,710
86,588	Duke Energy Corp	8,373,926
40,394	Edison International	2,857,068
22,676	Entergy Corp	2,396,400
25,019	Evergy Inc	1,335,514
36,921	Eversource Energy	2,206,768
106,607	Exelon Corp	4,005,225
55,521	FirstEnergy Corp	2,144,221
223,950	NextEra Energy Inc	14,312,644
44,697	NiSource Inc	1,236,319
23,719	NRG Energy Inc	1,605,539

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
248,587	PG&E Corp	$ 4,166,318
12,190	Pinnacle West Capital Corp	910,959
77,199	PPL Corp	2,125,288
53,655	Public Service Enterprise Group Inc	3,583,081
72,372	Sempra	5,198,481
122,422	Southern Co	8,782,554
32,939	WEC Energy Group Inc	2,704,951
58,326	Xcel Energy Inc	3,135,022
		105,732,177
TOTAL COMMON STOCK — 97.35% (Cost $2,670,871,110)		$4,800,058,700
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.93%
$96,030,200	U.S. Treasury Bills(b) 5.30%, 05/23/2024	95,261,977
TOTAL SHORT TERM INVESTMENTS — 1.93% (Cost $95,261,977)		$95,261,977
TOTAL INVESTMENTS — 99.28% (Cost $2,766,133,087)		$4,895,320,677
OTHER ASSETS & LIABILITIES, NET — 0.72%		$35,476,289
TOTAL NET ASSETS — 100.00%		$4,930,796,966
(a)	Non-income producing security.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	486	USD	123,157	Jun 2024	$2,245,081
				Net Appreciation	$2,245,081
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.

March 28, 2024

Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$63,346,930	$—	$—	$63,346,930
Communications	63,325,754	—	—	63,325,754
Consumer, Cyclical	155,729,178	—	—	155,729,178
Consumer, Non-cyclical	384,406,828	12,098,630	—	396,505,458
Energy	108,634,461	29,408,353	—	138,042,814
Financial	368,403,751	11,596,853	—	380,000,604
Industrial	184,324,162	9,620,868	—	193,945,030
Technology	144,844,424	7,734,850	—	152,579,274
Utilities	92,138,120	—	—	92,138,120
	1,565,153,608	70,459,554	—	1,635,613,162
Convertible Preferred Stock	—	1,153,732	—	1,153,732
Preferred Stock	—	9,102,854	—	9,102,854
Short Term Investments	—	6,290,782	—	6,290,782
Total investments, at fair value:	1,565,153,608	87,006,922	—	1,652,160,530
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	323,314	—	323,314
Total Assets	$1,565,153,608	$87,330,236	$—	$1,652,483,844
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation, which represents the change in the contract’s value from trade date
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. As of March 28, 2024, the Empower S&P 500® Index Fund utilized futures contracts.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  As of March 28, 2024, the Empower Large Cap Value Fund utilized forward foreign currency contracts.

March 28, 2024

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$51,224,251
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	355
Average notional long	$89,428,109

March 28, 2024